Cover	12 Months Ended
Dec. 31, 2024 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-34944
Entity Registrant Name	Antelope Enterprise Holdings Limited
Entity Central Index Key	0001470683
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Suite 7540
Entity Address, Address Line Two	The Empire State Building
Entity Address, Address Line Three	350 Fifth Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Country	US
Entity Address, Postal Zip Code	10118
Title of 12(b) Security	Class A Ordinary Shares
Trading Symbol	AEHL
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	35,809,942
Document Financial Statement Error Correction [Flag]	false
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of Antelope Enterprise Holdings Limited and its subsidiaries (collectively, the “Company”) as of December 31, 2024, and the related statements of operations, changes in shareholders’ deficits and cash flows for each of the two years in the period ended December 31, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial positions of the Company as of December 31, 2024, and the results of its operations and its cash flows for the period ended December 31, 2024, in conformity with International Financial Reporting Standards.
Auditor Name	AssentSure PAC
Auditor Location	Singapore
Auditor Firm ID	6783
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Suite 7540
Entity Address, Address Line Two	The Empire State Building
Entity Address, Address Line Three	350 Fifth Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Country	US
Entity Address, Postal Zip Code	10118
City Area Code	+1
Local Phone Number	(838) 500 8888
Contact Personnel Name	Tingting Zhang